Financial instruments (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets
The carrying value of financial instruments by category as defined by IFRS 9 “Financial Instruments” is as follows:

	2021	2020(2)
	$m	$m
Financial assets
Financial assets at fair value through profit and loss	353	307
Financial assets at fair value through other comprehensive income	18	12
Financial assets at amortized cost	3,372	3,114

Financial liabilities
Financial liabilities at fair value through profit and loss	328	265
Financial liabilities at amortized cost	7,026	7,474

Disclosure of financial liabilities
The carrying value of financial instruments by category as defined by IFRS 9 “Financial Instruments” is as follows:

	2021	2020(2)
	$m	$m
Financial assets
Financial assets at fair value through profit and loss	353	307
Financial assets at fair value through other comprehensive income	18	12
Financial assets at amortized cost	3,372	3,114

Financial liabilities
Financial liabilities at fair value through profit and loss	328	265
Financial liabilities at amortized cost	7,026	7,474

Disclosure of offsetting of financial assets and financial liabilities
The financial instruments which have been offset in the financial statements are disclosed below:

At July 31, 2021	Notes	Gross balances(1)	Offset amounts(2)	Financial statements(3)	Cash pooling amounts(4)	Net total(5)
		$m	$m	$m	$m	$m
Financial assets
Non-current assets
Derivative financial assets		16	—	16	—	16
Current assets
Derivative financial assets		5	—	5	—	5
Cash and cash equivalents	17	1,335	—	1,335	(36)	1,299
		1,356	—	1,356	(36)	1,320
Financial liabilities
Current liabilities
Borrowings	19	183	—	183	(36)	147
Non-current liabilities
Borrowings	19	2,528	—	2,528	—	2,528
		2,711	—	2,711	(36)	2,675
Total excluding lease liabilities	27	(1,355)	—	(1,355)	—	(1,355)

At July 31, 2020	Notes	Gross balances(1)	Offset amounts(2)	Financial statements(3)	Cash pooling amounts(4)	Net total(5)
		$m	$m	$m	$m	$m
Financial assets
Non-current assets
Derivative financial assets		28	—	28	—	28
Current assets
Derivative financial assets		19	(8)	11	—	11
Cash and cash equivalents	17	2,115	—	2,115	(248)	1,867
		2,162	(8)	2,154	(248)	1,906

At July 31, 2020	Notes	Gross balances(1)	Offset amounts(2)	Financial statements(3)	Cash pooling amounts(4)	Net total(5)
		$m	$m	$m	$m	$m
Financial liabilities
Current liabilities
Derivative financial liabilities		8	(8)	—	—	—
Borrowings	19	531	—	531	(248)	283
Non-current liabilities
Borrowings	19	2,635	—	2,635	—	2,635
		3,174	(8)	3,166	(248)	2,918
Total excluding lease liabilities	27	(1,012)	—	(1,012)	—	(1,012)

(1)The gross amounts of the recognized financial assets and liabilities under a master netting agreement, or similar arrangement.
(2)The amounts offset in accordance with the criteria in IAS 32.
(3)The net amounts presented in the Group balance sheet.
(4)The amounts subject to a master netting agreement, or similar arrangement, not included in (3).
(5)The net amount after deducting the amounts in (4) from the amounts in (3).

Disclosure of maturity analysis for non-derivative financial liabilities
Non-current loans are repayable as follows:

	2021	2020
	$m	$m
Due in one to two years	250	—
Due in two to three years	55	250
Due in three to four years	150	150
Due in four to five years	400	150
Due in over five years	1,673	2,085
Total	2,528	2,635
These cash flows can be analyzed by maturity as follows:

	2021				2020
	Trade and other payables	Debt including lease liabilities	Interest on debt including lease liabilities	Total	Trade and other payables	Debt including lease liabilities	Interest on debt including lease liabilities	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Due in less than one year	3,188	263	130	3,581	2,889	561	148	3,598
Due in one to two years	31	507	116	654	34	291	131	456
Due in two to three years	25	257	103	385	20	507	117	644
Due in three to four years	18	295	93	406	15	345	103	463
Due in four to five years	19	491	79	589	14	286	92	392
Due in over five years	244	1,782	207	2,233	211	2,245	285	2,741
Total	3,525	3,595	728	7,848	3,183	4,235	876	8,294

Disclosure of undrawn borrowing facilities
The maturity profile of the Group’s undrawn facilities is as follows:

	2021	2020
	$m	$m
Less than one year	500	500
Between one and two years	—	600
Between two and three years	600	—
Between three and four years	—	—
Between four and five years	1,100	1,100
After five years	—	—
Total	2,200	2,200

Disclosure of nature and extent of risks arising from financial instruments
Derivative financial assets/(liabilities), cash and cash equivalents and borrowings by currency were as follows:

	At July 31, 2021			At July 31, 2020
	Derivatives	Cash and borrowings	Total	Derivatives	Cash and borrowings	Total
	$m	$m	$m	$m	$m	$m
U.S. dollars	23	(1,640)	(1,617)	39	(1,186)	(1,147)
Pounds sterling	(1)	90	89	—	(38)	(38)
Other currencies	(1)	174	173	—	173	173
Total	21	(1,376)	(1,355)	39	(1,051)	(1,012)

Disclosure of financial instruments by type of interest rate
The interest rate profile of the Group’s derivative financial assets/(liabilities), cash and cash equivalents and borrowings, including the effect of interest rate swaps is set out below:

	2021			2020
	Floating	Fixed	Total	Floating	Fixed	Total
	$m	$m	$m	$m	$m	$m
U.S. dollars	533	(2,150)	(1,617)	1,284	(2,431)	(1,147)
Pounds sterling	89	—	89	(38)	—	(38)
Other currencies	173	—	173	173	—	173
Total	795	(2,150)	(1,355)	1,419	(2,431)	(1,012)